TRADE PAYABLES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	TRADE PAYABLES

	As of December 31,
	2017	2016

Suppliers	7,258	1,951
Expenses accrual	4,382	3,652
TOTAL	11,640	5,603